Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

November 5, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Variable Products Series Fund, Inc.
• AB International Growth Portfolio (the "Portfolio")
File Nos. 33-18647 and 811-05398

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 86 under the Securities Act of 1933 and Amendment No. 87 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Variable Products Series Fund, Inc. We are making this filing to reflect changes to the Portfolio's principal investment strategies. The Portfolio also intends to change its name to "AB Sustainable International Thematic Portfolio" effective May 1, 2022. Such change is expected to be reflected in a Post-Effective Amendment to be filed on or about that date.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

Sincerely,

/s/ Jessica D. Cohn

Jessica D. Cohn

Attachment

cc: Paul M. Miller